Property and equipment, net	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net
15.
Property and equipment, net

	As of March 31,
	2022	2023
	RMB	RMB
	(in millions)
Building, property improvements and other property	106,794	123,276
Computer equipment and software	94,539	100,563
Construction in progress	43,675	45,129
Furniture, office and transportation equipment and others	20,554	21,631
	265,562	290,599
Less: accumulated depreciation and impairment	(93,756)	(114,568)
Net book value	171,806	176,031

Depreciation expenses recognized for the years ended March 31, 2021, 2022 and 2023 were RMB25,550 million, RMB25,470million and RMB24,654 million, respectively.